Capital Stock - Maximum Number of Shares Outstanding Exercised or Converted (Detail) - Convertible Common Stock [Member] - Subsequent Event [Member]	Mar. 05, 2020 shares
Class of Stock [Line Items]
Common Shares	301,768,927
Stock options	9,745,110
Total number of shares outstanding	311,514,037